Hotchkis and Wiley Funds Capital Income Fund	Class I – HWIIX Class A – HWIAX Class C (not currently offered)	Summary Prospectus December 31, 2010 (As Supplemented February 28, 2011)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.hwcm.com/literature. You can also get this information at no cost by calling 1-866-493-8637 or by sending an email request to prospectus@hwcm.com. The Fund’s prospectus is also available from financial intermediaries who are authorized to sell Fund shares.  The Fund’s prospectus and Statement of Additional Information, both dated December 31, 2010 (As Supplemented February 28, 2011), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective.  The Fund seeks high current income and long-term growth of income, as well as capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Hotchkis and Wiley Capital Income Fund. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, and Class C Shares” beginning on page 8 of this Prospectus and “Purchase of Shares” beginning on page 31 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25	1.00
Other Expenses(a)	2.67	2.67	2.67
Total Annual Fund Operating Expenses	3.32	3.57	4.32
Fee Waiver and/or Expense Reimbursement	-2.52	-2.52	-2.52
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.80	1.05	1.80

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2012 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I – 0.80%, Class A – 1.05%, and Class C – 1.80%.  Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days’ prior notice to the Fund’s shareholders.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the fee waiver/expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class I	$82	$785
Class A	$577	$1,294
Class C	$283	$1,081

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class I	$82	$785
Class A	$577	$1,294
Class C	$183	$1,081

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy.  The Fund normally invests in a diversified portfolio of debt and equity securities.  The Fund may shift its investments from one asset class to another based on the Advisor’s analysis of the best opportunities for the Fund’s portfolio in a given market.  The equity securities in which the Fund invests consist primarily of common and preferred stocks with market capitalizations greater than $1 billion.  Debt securities include all varieties of fixed, floating and variable rate instruments, convertible securities, investment grade and below investment grade fixed income securities (commonly known as “junk bonds”).  The average portfolio duration of the fixed income portion of the Fund normally will vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index, which as of September 30, 2010 was 4.39 years. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields that the Advisor believes are attractive.  The Fund may invest up to 100% of its total assets in bonds rated below investment grade, including a portion in defaulted securities.  The Fund may invest up to 25% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to equity markets, currencies, interest rates, sectors, and individual issuers.  The derivative instruments that the Fund may normally use include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.

In selecting fixed income securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

In selecting equity securities for the Fund, the Advisor seeks to invest in undervalued stocks with high cash dividends and strong balance sheets. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  The Fund evaluates each sell candidate based on its specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.  The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objectives and principal investment strategies.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Fixed Income Securities Risk.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

High Yield Risk.  The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Income Risk.  Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Liquidity Risk. To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security.  Either outcome could adversely affect Fund performance.  The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

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Derivatives Risk.  A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Portfolio Turnover Risk.  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements. High portfolio turnover (i.e., over 100%) involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase.  To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Recent Developments in Global Credit and Equity Markets Risk.  Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios.  These conditions have generated extreme volatility and illiquidity.  This financial crisis has caused a significant decline in the value and liquidity of many securities, and made valuation of the Fund’s portfolios more difficult.

Current market conditions may continue or worsen.  Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Who should invest?
The Fund may be an appropriate investment if you:
•	Are seeking high current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of a portfolio of debt and equity securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek total return.
•	Want a professionally managed and diversified portfolio.
•	Have a long-term view investment horizon.
•	Are prepared to receive taxable dividends.
•	Are considering this investment as part of a well diversified personal investment portfolio and strategy.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance. Updated performance is available on the Fund’s website at http://www.hwcm.com/literature (click on “Latest Performance”) or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

Management
Investment Advisor.  Hotchkis and Wiley Capital Management, LLC.

Portfolio Managers.
Investment team member	Primary title with the Advisor	Started with the Fund
Mark Hudoff	Portfolio Manager	2010
Patrick Meegan	Portfolio Manager	2010

Purchase and Sale of Fund Shares.  The Fund is available for purchase only to certain residents of states in which the Fund’s shares are registered for sale. You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hotchkis and Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $1 million. For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for individual retirement accounts (“IRAs”).  The minimum subsequent investment in the Fund for all share classes is generally $100.  The Fund is currently not offering Class C shares to investors.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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